DERIVATIVES. (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Recognized losses due to change in fair value	$ 3,320	$ 991	$ (6,714)	$ (2,077)	$ (1,984)